Other Expense	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Other Expense
NOTE M—OTHER EXPENSE
The following details certain items of other expense for the periods indicated:

	Year Ended December 31
(In thousands)	2023	2022	2021
Legal, consulting & other professional services	$25,604	$24,403	$17,616
Franchise & other taxes not on income	16,202	13,537	12,412
Expense for reserve on lending-related commitments	(1,483)	14,747	12,034
Automated Teller Machine (“ATM”) expenses	10,914	10,250	10,519